FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2017
FAIR VALUE MEASUREMENT
Schedule of financial assets and liabilities measured at fair value on a recurring basis

	Fair Value Measurements Using
At December 31, 2017	Total Fair Value and Carrying Value on the Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	$	$	$	$
Assets:
Foreign exchange forward contracts	12,316	—	12,316	—
Commodity hedge	3,416	—	3,416	—
Interest rate swap	11,379	—	11,379	—

Total assets	27,111	—	27,111	—

Liabilities:
Interest rate swap	1,359	—	1,359	—
Foreign exchange forward contracts	5,121	—	5,121	—

Total liabilities	6,480	—	6,480	—

	Fair Value Measurements Using
At December 31, 2016	Total Fair Value and Carrying Value on the Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	$	$	$	$
Assets:
Foreign exchange forward contracts	10,632	—	10,632	—
Commodity hedge	4,230	—	4,230	—
Interest rate swap	12,854	—	12,854	—

Total assets	27,716	—	27,716	—

Liabilities:
Interest rate swap	5,418	—	5,418	—
Warrants	711	—	711	—
Foreign exchange forward contracts	3,496	—	3,496	—

Total liabilities	9,625	—	9,625	—

Schedule of fair value of derivative instruments on the consolidated balance sheets

	Fair Value of Derivative Assets
	At December 31, 2016		At December 31, 2017
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
		$		$
Foreign exchange forward contracts	Derivative assets—current	10,632	Derivative assets—current	12,316
Commodity hedge	Derivative assets—current	1,638	Derivative assets—current	3,416
Interest rate swap	Derivative assets—current	—	Derivative assets—current	468
Commodity hedge	Derivative assets—non-current	2,592	Derivative assets—non-current	—
Interest rate swap	Derivative assets—non-current	12,854	Derivative assets—non-current	10,911

	Total	27,716	Total	27,111

	Fair Value of Derivative Liabilities
	At December 31, 2016		At December 31, 2017
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
		$		$
Foreign exchange forward contracts	Derivative liabilities—current	3,496	Derivative liabilities—current	5,120
Warrants	Derivative liabilities—current	711	Derivative liabilities—current	—
Interest rate swap	Derivative liabilities—current	5,418	Derivative liabilities—current	1,001
Interest rate swap	Derivative liabilities—non-current	—	Derivative liabilities—non-current	359

	Total	9,625	Total	6,480

Schedule of effect of derivative instruments on consolidated statements of operations

		Amount of Gain (Loss) Recognized in Statements of Operations
		Years Ended December 31
	Location of Gain (Loss) Recognized in Statements of Operations
		2015	2016	2017
		$	$	$
Foreign exchange forward contracts	Gain (loss) on change in fair value of derivatives	(3,738)	4,798	(2,638)
Warrants	Gain (loss) on change in fair value of derivatives	(8,887)	24,554	711
Commodity hedge	Gain (loss) on change in fair value of derivatives	(7)	75	—
Interest rate swaption	Gain (loss) on change in fair value of derivatives	(107)	(4,335)	—
Interest rate swap	Gain (loss) on change in fair value of derivatives	543	2,230	1,655

	Total	(12,196)	27,322	(272)